UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22759

SharesPost 100 Fund

(Exact name of registrant as specified in charter)

1370 Willow Road

Menlo Park, CA 94025

(Address of principal executive offices) (Zip code)

Sven Weber

SP Investments Management, LLC

1370 Willow Road

________Menlo Park, CA 94025________

(Name and address of agent for service)

Copies to:

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

666 Third Avenue

New York, NY 10017

Registrant's telephone number, including area code: (800) 834-8707

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

June 30, 2014

SHARESPOST 100 FUND

SHARESPOST 100 FUND
PORTFOLIO COMPOSITION
June 30, 2014 (Unaudited)

The following chart provides a visual breakdown of the portfolio by the industry division:

SHARESPOST 100 FUND
SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Number of shares		Fair value
	COMMON STOCK IN PRIVATE COMPANIES – 34.1%
	CONSUMER ELECTRONICS/DEVICES – 2.8%
25,000	Jawbone(a)	$182,250
	MOBILE/WIRELESS – 2.3%
40,000	Good Technology, Inc.(a)	152,800
	NETWORK/HOSTING – 5.5%
117,758	Hightail, Inc.(a)	356,807
	SOFTWARE – 12.2%
4,000	DocuSign, Inc.(a)	48,000
110,000	Jumio, Inc.(a)	753,500
		801,500
	TRANSPORTATION – 11.3%
19,000	INRIX, Inc.(a)	738,720
	TOTAL COMMON STOCKS (Cost $1,725,307)	2,232,077
	SHORT-TERM INVESTMENTS – 60.2%
3,839,545	UMB Money Market Fiduciary, 0.01%(b) (Cost $3,939,337)	3,939,337
	TOTAL INVESTMENTS – 94.3% (Cost $5,664,644)	6,171,414
	Other assets less liabilities – 5.7%	374,648
	TOTAL NET ASSETS – 100.0%	$6,546,062

(a)	Non-income producing.
(b)	Rate disclosed represents the seven day yield as of 6/30/14. The UMB Money Market Fiduciary account is an interest-bearing money market deposit account maintained by UMB Bank, n.a. in its capacity as a custodian for various participating custody accounts.

See accompanying Notes to the Financial Statements.

SHARESPOST 100 FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2014 (Unaudited)

Assets:
Investments, at fair value (Note 3):
Common stock in private companies	$2,232,077
Short-term investments	3,939,337
Total investments (cost $5,664,644)	6,171,414
Receivable for Fund Shares sold	252,578
Interest receivable	27
Prepaid expenses and other assets	82,015
Deferred offering costs	563,636
Receivable from the Investment Adviser for expense reimbursement	126,950
Total assets	7,196,620
Liabilities:
Payable to the Investment Adviser for offering costs reimbursement (Note 2)	563,636
Other accrued liabilities	86,922
Total liabilities	650,558
Total net assets	$6,546,062
Net assets consist of:
Capital stock (unlimited shares authorized, 25,000,000 shares registered, no par value)	$6,063,923
Accumulated net investment loss	(24,631)
Net unrealized appreciation on investments	506,770
Total net assets	$6,546,062
Shares outstanding	288,493
Net asset value and redemption proceeds per share	$22.69
Public offering price per share(a)	$24.07

(a)	Computation of public offering price per share 100/94.25 of net asset value.

See accompanying Notes to the Financial Statements.

SHARESPOST 100 FUND
STATEMENT OF OPERATIONS
For the six months ended June 30, 2014* (Unaudited)

Investment income:
Interest	$59
Total investment income	59
Expenses:
Offering costs (Note 2)	196,073
Organizational costs (Note 2)	55,951
Insurance fees	54,802
Trustee fees	29,579
Audit and tax fees	27,884
Fund accounting & administration fees	22,216
Transfer agent fees	19,602
Investment advisory fees (Note 5)	18,764
Registration fees	14,271
Legal fees	13,350
Chief compliance officer fees	10,529
Printing & postage	7,672
Custodian fees	5,973
Shareholder servicing fees	2,469
Miscellaneous expenses	6,442
Total expenses	485,577
Less: Contractual waiver of fees and reimbursement of expenses (Note 4)	(460,312)
Less: Voluntary reimbursement of expenses (Note 4)	(575)
Net expenses	24,690
Net investment loss	(24,631)
Net unrealized appreciation on investments	506,770
Net change in net assets from operations	$482,139

*	The Fund’s inception date was March 25, 2014. Prior to March 25, 2014, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration. The date of initial share purchase by the Investment Adviser was July 30, 2013.

See accompanying Notes to the Financial Statements.

SHARESPOST 100 FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended June 30, 2014* (Unaudited)	Period ended December 31, 2013**
Operations:
Net investment loss	$(24,631)	$—
Net unrealized appreciation on investments	506,770	—
Net change in net assets from operations	482,139	—
Fund share transactions:
Proceeds from shares issued	5,963,923	100,000
Net change in net assets	$6,446,062	$100,000
Net assets:
Beginning of period	$100,000	$—
End of period	$6,546,062	$100,000
Accumulated net investment loss	$(24,631)	$—
Transactions in shares:
Issuance of shares	283,493	5,000

*	The Fund’s inception date was March 25, 2014. Prior to March 25, 2014, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.
**	The date of initial share purchase by the Investment Adviser was July 30, 2013.

See accompanying Notes to the Financial Statements.

SHARESPOST 100 FUND
STATEMENT OF CASH FLOWS
For the six months ended June 30, 2014* (Unaudited)

Cash flows from operating activities:
Net change in net assets resulting from operations	$482,139
Adjustments to reconcile net change in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(1,725,307)
Net purchases of short-term investments	(3,939,337)
Net unrealized appreciation on investments	(506,770)
Increase in interest receivable	(27)
Increase in prepaid expenses and other assets	(82,015)
Increase in receivable from the Investment Adviser for expense reimbursement	(126,950)
Increase in other accrued liabilities	86,922
Net cash used in operating activities	(5,811,345)
Cash flows from financing activities:
Increase in receivable for Fund Shares sold	(252,578)
Proceeds from shares issued	5,963,923
Net cash provided by financing activities	5,711,345
Net change in cash	(100,000)
Cash at beginning of period	100,000
Cash at end of period	$—

*	The Fund’s inception date was March 25, 2014. Prior to March 25, 2014, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

See accompanying Notes to the Financial Statements.

SHARESPOST 100 FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Six months ended June 30, 2014* (Unaudited)		Period ended December 31, 2013**
Per share operating performance
Net asset value, beginning of period	$20.00		$20.00
Change in net assets from operations:
Net investment loss	(0.09)		—
Net unrealized appreciation on investments	2.78		—
Total change in net assets from operations	2.69		—
Distributions:
From net investment income	—		—
From net realized gains	—		—
Total distributions	—		—
Net increase in net asset value	2.69		—
Net asset value, end of period	$22.69		$20.00
Total return	13.45	%(a)	—	%(a)
Ratios and supplemental data
Net assets, end of period (in thousands)	$6,546		$100
Ratio of net expenses to average net assets	2.44	%(b)(c)	—	%(b)
Ratio of gross expenses before reimbursement to average net assets	45.25	%(b)	680.12	%(b)
Ratio of net investment loss to average net assets	(2.44	)%(b)	—	%(b)
Portfolio turnover	—	%(a)	—	%(a)

*	The Fund’s inception date was March 25, 2014. Prior to March 25, 2014, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.
**	The date of initial share purchase by the Investment Adviser was July 30, 2013.
(a)	Not annualized for periods less than one year.
(b)	Annualized for period less than one year, with the exception of non-recurring organizational costs.
(c)	The Investment Adviser voluntarily waived $575, or 0.06% for the six months ended June 30, 2014. Please see note 4 in the Notes to the Financial Statements for additional information.

See accompanying Notes to the Financial Statements.

SHARESPOST 100 FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2014 (Unaudited)

1. Organization

SharesPost 100 Fund (the “Fund”) was established as a limited liability company under the laws of the State of Delaware on August 20, 2012 and converted into a Delaware statutory trust on March 22, 2013. The Fund is registered with the Securities and Exchange Commission (the “SEC”) as a non-diversified, closed-end management investment company that operates as an “interval fund” under the Investment Company Act of 1940, as amended (the “1940 Act”). The shares of beneficial interest of the Fund (the “Shares”) will be continuously offered under Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”). As an interval fund, the Fund will make quarterly repurchase offers for 5% of the Fund’s outstanding Shares at net asset value (“NAV”), with a repurchase fee incurred equal to 2% of the value of the Shares repurchased that have been held for less than 365 days. The Fund’s inception date was March 25, 2014. Prior to March 25, 2014, the Fund had been inactive except for matters relating to the Fund's establishment, designation and planned registration of the Fund's Shares under the Securities Act and the sale of 5,000 Shares (“Initial Shares”) for $100,000 to SP Investments Management, LLC (the “Investment Adviser”), which occurred on July 30, 2013.

The investment objective of the Fund is to provide investors capital appreciation, which it seeks to achieve by investing in the equity securities of certain private, operating, late-stage, growth companies primarily comprising the SharesPost 100, a list of companies selected and maintained by the Investment Adviser. The Investment Adviser’s primary strategy will be to invest in portfolio companies (each, a “Portfolio Company”) and generally to hold such securities until a liquidity event with respect to such Portfolio Company occurs, such as an initial public offering or a merger or acquisition transaction.

2. Significant accounting policies

Investment transactions and income recognition — Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on a high cost, long term basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date or as soon as known if after the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. Interest income and estimated expenses are accrued daily.

Use of estimates — The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Investment valuation — The Fund’s NAV is based in large part on the value of its securities which will be carried at fair value in accordance with the provision of FASB ASC Topic 820, Fair value Measurements and Disclosures. Where reliable market prices are available for those securities, the Investment Adviser will rely on those prices. However, because the securities in which the Fund invests are often illiquid, market prices may not be readily available or, where available, may be unreliable. At any point in time, there may be few recent purchase or sale transactions or offers on which to base the value of a given private share. In addition, the prices reflected in recent transactions or offers may be extremely sensitive to changes in supply or demand, including changes fueled by investor perceptions or other conditions.

When reliable market values are not available, the Fund’s investments will be valued by the Investment Adviser pursuant to fair valuation procedures and methodologies adopted by the Board of Trustees. While the Fund and the Investment Adviser will use good faith efforts to determine the fair value of the Fund’s securities, value will be dependent on the judgment of the Investment Adviser. The Investment Adviser may also rely to some extent on information provided by the Portfolio Companies. From time to time, the Fund may determine that it should modify its estimates or assumptions, as new information becomes available. As a

SHARESPOST 100 FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
June 30, 2014 (Unaudited)

2. Significant accounting policies  – (continued)

consequence, the value of the securities and therefore the Fund’s NAV may vary. This may adversely affect Shareholders. Other than in connection with a liquidity event of a Portfolio Company, the Fund will generally sell Portfolio Company securities only in order (and only to the extent necessary) to fund quarterly repurchases of Fund Shares. However, because of the uncertainty and judgment involved in the valuation of the private shares, which do not have a readily available market, the estimated value of such shares may be different from values that would have been used had a ready market existed for such shares. In addition, in the event that the Fund desires to sell Portfolio Company shares, the Fund may also not be able to sell these securities at the prices at which they are carried on the Fund’s books, or may have to delay their sale in order to do so. This may adversely affect the Fund’s NAV.

The Board of Trustees has delegated the day-to-day responsibility for determining these fair values to the Investment Adviser, but the Board of Trustees has the ultimate responsibility for determining the fair value of the portfolio of the Fund. The Investment Adviser has developed the Fund’s valuation procedures and methodologies, which have been approved by the Board of Trustees, and will make valuation determinations and act in accordance with those procedures and methodologies, and in accordance with the 1940 Act. Valuation determinations are to be reviewed and, as necessary, ratified or revised quarterly by the Board of Trustees (or more frequently if necessary), including in connection with any quarterly repurchase offer.

Federal income taxes — The Fund’s policy is to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

Management performs an evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of the tax position being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Management analyzed all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities. As of June 30, 2014 the Fund had no examinations in progress. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management identified no tax uncertainties which had an effect on the Fund’s reported net assets or results of operations as of and during the period ended June 30, 2014. Management of the Fund also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

Distributions to shareholders — The Fund distributes net investment income, if any, and net realized gains (net of any capital loss carryovers) annually. The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatment of net operating loss, wash sales, non-deductable offering costs and capital loss carryforwards. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statement of Assets and Liabilities, based on their federal tax basis treatment; temporary differences do not require reclassification.

Expenses — Expenses are accrued daily. The Fund's organizational costs have been expensed as incurred but are subject to the Funds’ Expense Limitation Agreement (see Note 4). The Fund’s offering costs were recorded as a deferred asset, and consist of legal fees for preparing the prospectus and statement of additional information in connection with the Fund’s registration and public offering. These offering costs, which are subject to the Expense Limitation Agreement, were accounted for as a deferred charge until Fund Shares were

SHARESPOST 100 FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
June 30, 2014 (Unaudited)

2. Significant accounting policies  – (continued)

offered to the public on March 25, 2014 and are thereafter, being amortized to expense over the following twelve months period on a straight-line basis.

Shareholder service fee plan — Under the terms of the Fund’s Shareholder Services Plan, the Fund may compensate financial industry professionals for providing ongoing services in respect to clients to whom they have distributed Shares of the Fund. The Fund may incur shareholder service fees on an annual basis equal to 0.25% of its average NAV. For the period ended June 30, 2014, the Fund accrued $2,469 in shareholder servicing fees.

Redemption fee — For Shares held less than 365 days, the Fund will deduct a 2.00% redemption fee on the redemption amount. Shares held longest will be treated as being repurchased first and Shares held shortest will be treated as being repurchased last. The redemption fee does not apply to Shares that were acquired through reinvestment of distributions. Redemption fees are paid to the Fund directly and are designed to offset costs charged by the transfer agent for redeeming Shares and for costs associated with fluctuations in Fund asset levels and cash flow caused by such redemptions. For the period ended June 30, 2014, there were no redemption fees.

3. Fair valuation measurements

GAAP defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active.) Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 — significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

For the period ended June 30, 2014, there were no transfers in and out of Level 1, Level 2 and Level 3. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments which are marketable and to the extent the inputs are observable and timely, are categorized in Level 2 of the fair value hierarchy.

SHARESPOST 100 FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
June 30, 2014 (Unaudited)

3. Fair valuation measurements  – (continued)

The Fund’s portfolio investments will generally not be in publicly traded securities. Investments for which observable market prices in active markets do not exist are reported at fair value, as determined in good faith by the Investment Adviser under consistently applied policies and procedures approved by the Board of Trustees in accordance with GAAP. In connection with that determination, members of the Investment Adviser’s portfolio management team will prepare Portfolio Company valuations using the most recent Portfolio Company financial statements and forecasts. The types of factors that the Investment Adviser will take into account in determining fair value, subject to review and ratification where required by the Board of Trustees with respect to such non-traded investments will include, as relevant and, to the extent available, the Portfolio Company’s earnings, the markets in which the Portfolio Company does business, comparison to valuations of publicly traded companies in the Portfolio Company’s industry, comparisons to recent sales of comparable companies, the discounted value of the cash flows of the Portfolio Company and other relevant factors. This information may not be available because it is difficult to obtain financial and other information with respect to private companies. Because such valuations are inherently uncertain and may be based on estimates, the determinations of fair market value may differ materially from the values that would be assessed if a readily available market for these securities existed. Based on these factors, the investments in private companies will generally be presented as a Level 3 investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014:

Investment in securities	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Security type
Common stock in private companies*	$—	$—	$2,232,077	$2,232,077
Short-term investments	3,939,337	—	—	3,939,337
Total	$3,939,337	$—	$2,232,077	$6,171,414

*	All sub-categories within the security type represent their respective evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Beginning balance January 1, 2014	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Purchases	(Sales)	Net realized gain (loss)	Change in unrealized appreciation	Ending balance June 30, 2014
Common stock in private companies	$—	$—	$—	$1,725,307	$—	$—	$506,770*	$2,232,077

*	Change in unrealized appreciation included in the statement of operations attributable to Level 3 investments held at the reporting date is $506,770.

SHARESPOST 100 FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
June 30, 2014 (Unaudited)

3. Fair valuation measurements  – (continued)

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of June 30, 2014:

Type of Level 3 investment	Fair value as of June 30, 2014	Valuation technique	Unobservable inputs	Range (Avg)
Common stock in private companies	$2,232,077	Market approach	Precedent transactions	N/A
			Revenue multiples	1.9 – 3.9 (2.9)
			Stage discount rates	10% – 30% (20%)
			Execution discount rates	15% – 40% (27.5%)
			Discount for lack of marketability	15% – 25% (20%)

To the extent the revenue multiples increase, there is a corresponding increase in valuation; while as discount rates increase, there is a corresponding decrease in valuation.

4. Expense limitation agreement

The Investment Adviser has contractually agreed to reimburse the Fund so that its total annual operating expenses, excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with GAAP, and other extraordinary costs, such as litigation and other expenses not incurred in the ordinary course of the Fund's business, do not exceed 2.50% of the Fund's average net assets per year, through July 30, 2015.

Under the terms of the Expense Limitation Agreement, at any time that the expenses of the Fund are less than the expense limitation, the Investment Adviser retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed, to the extent that such reimbursement will not cause the Fund's annualized expenses to exceed 2.50% of its average net assets on an annualized basis. The Fund is not obligated to reimburse the Investment Adviser for fees previously waived or expenses previously assumed by the Investment Adviser more than three years before the date of such reimbursement. For the periods ended December 31, 2013 and June 30, 2014, the expenses contractually waived in the amounts of $568,778 and $460,312, respectively, are subject to possible recoupment by the Investment Adviser through December 31, 2016 and December 31, 2017, respectively. The Investment Adviser had elected to provide a voluntary waiver of expenses such that the Fund’s NAV remains at $20 per share until the time of the public share issuance on March 25, 2014. For the periods ended December 31, 2013 and June 30, 2014, voluntarily waived expenses in the amount of $1,062 and $575, respectively, are not subject to recoupment by the Investment Adviser.

As of June 30, 2014, as disclosed on the Statement of Assets and Liabilities, the receivable from the Investment Adviser for expense reimbursements was $126,950.

5. Investment advisory agreement

The Fund has entered into an Investment Advisory Agreement with the Investment Adviser, pursuant to which the Investment Adviser provides general investment advisory services for the Fund. For providing these services, the Investment Adviser receives a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 1.90% of the Fund's average daily net assets. For the period ending June 30, 2014, the Fund accrued $18,764 in investment advisory fees.

SHARESPOST 100 FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
June 30, 2014 (Unaudited)

5. Investment advisory agreement  – (continued)

Certain officers and Trustees of the Fund are also officers of the Investment Adviser. None of the Fund officers or interested Trustees receives any compensation from the Fund.

6. Capital share transactions

The Fund Shares will be continuously offered under Rule 415 under the Securities Act of 1933, as amended. As of June 30, 2014, the Fund had registered 25,000,000 Shares on a continuous basis at an initial NAV of $20.00 per Share, plus any applicable sales load. Investors may purchase Shares each business day without any sales charge at a price equal to the NAV per Share next determined after receipt of a purchase order.

The Fund’s Shares are not redeemable each business day, are not listed for trading on an exchange, and no secondary market currently exists for Fund Shares. As an interval fund and as described in the Fund’s Prospectus, the Fund will make quarterly repurchase offers of 5% of the total number of Shares outstanding on the repurchase request deadline, as defined in the Prospectus. Rule 23c-3 of the 1940 Act permits repurchases between 5% and 25% of the Fund’s outstanding Shares at NAV. Any sales load will be deducted from the proceeds to the Fund.

In every full quarter since the commencement of operations, the Fund has offered shareholders the opportunity to participate in this program. As of June 30, 2014, no redemptions have occurred as a result of the quarterly repurchase offer program.

7. Purchases and sales of securities

Purchases and sales of investments, excluding short-term obligations, for the period ended June 30, 2014, were $1,725,307 and $0, respectively.

8. Federal tax information

At June 30, 2014, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$5,664,644
Gross unrealized appreciation	511,770
Gross unrealized depreciation	(5,000)
Net unrealized appreciation on investments	$506,770

9. Contingencies

In the normal course of business, the Fund will enter into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

10. Subsequent events

Management of the Fund has evaluated events occurring after June 30, 2014, and through August 27, 2014, the date the financials were available to be issued, to determine whether any subsequent events would require adjustment to or disclosure in the financial statements. No subsequent events requiring adjustment to or disclosure within the financial statements were noted.

SHARESPOST 100 FUND
EXPENSE ILLUSTRATION
June 30, 2014 (Unaudited)

ABOUT THE FUND’S EXPENSES

Expense example

As a shareholder of the Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2014 through June 30, 2014.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning account value 1/1/14	Ending account value 6/30/14	Expenses paid during period 1/1/14 – 6/30/14*
Actual	$1,000.00	$1,134.50	$12.91
Hypothetical (5% return before expenses)	1,000.00	1,012.90	12.18

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181 (the number of days in the most recent fiscal half year) divided by 365 (the number of days in the fiscal year) to reflect the one-half year period.

SHARESPOST 100 FUND
ADDITIONAL INFORMATION (Unaudited)

Proxy voting — A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12 month period ended June 30, 2014, are available without charge upon request by (1) calling the Fund at 1-800-834-8707 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC's website at www.sec.gov.

Portfolio holdings — The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Fund’s first and third fiscal quarters end on March 31st, and September 30th. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on May 27, 2014. The Fund’s Form N-Q is available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room). You may also obtain copies by calling the Fund at 1-800-834-8707.

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Board of Trustees
Sven Weber
Robert J. Boulware
Mark Radcliff

Investment Adviser
SP Investments Management, LLC
1370 Willow Road, 2nd Floor
Menlo Park, CA 94025

Dividend Paying Agent,
Custodian,
Transfer Agent
UMB Fund Services
235 West Galena Street
Milwaukee, WI 53212

Distributor
Foreside Fund Services, LLC
3 Canal Plaza #100
Portland, ME 04101

Independent Auditors
KPMG
550 South Hope Street, Suite 1500
Los Angeles, CA 90071

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Fund’s prospectus contains more complete information about the objectives, policies, expenses and risks of the Funds. The Fund is not a bank deposit, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements. Forward looking statements generally include words such as “believes”, “expects”, “anticipates” and other words of similar import. Such risks and uncertainties include, among other things, the Risk Factors noted in the Fund’s filings with the Securities and Exchange Commission. The Fund undertakes no obligation to update any forward looking statement.

Item 2.  Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES
Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (of Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Mar. 25-31, 2014	0	0	0	0
Apr. 1-28, 2014	0	0	0	0
May. 1-31, 2014	0	0	0	0
Jun. 1-30, 2014	0	0	0	0
Total	0	0	0	0

* On May 19, 2014, the Fund offered its first repurchase offer notification of up to 5% of the Fund’s total outstanding shares, or 12,643 shares, pursuant to its periodic repurchase plan. This repurchase offer’s expiration date was June 16, 2014. The Fund’s inception date was March 25, 2014.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SharesPost 100 Fund

/s/ Sven Weber

By: Sven Weber

President

August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Sven Weber

By: Sven Weber

President

(Principal Executive Officer)

August 27, 2014

/s/ Vera Mumm

By: Vera Mumm

Treasurer

(Principal Financial Officer)

August 27, 2014